AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON February 27, 2009

REGISTRATION NOS. 333-70801/811-08862

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [ ]

Post Effective Amendment No. 4 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 35 [X]

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A.G. SEPARATE ACCOUNT A

(EXACT NAME OF REGISTRANT)

AIG ANNUITY LIFE INSURANCE COMPANY

(NAME OF DEPOSITOR)

2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

(ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

(713) 831-3150

(DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

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KATHERINE STONER, ESQ.

AIG ANNUITY LIFE INSURANCE COMPANY

2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

(NAME AND ADDRESS OF AGENT FOR SERVICE)

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It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on [date] pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ] on [date] pursuant to paragraph (a) (1) of Rule 485

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TITLE OF SECURITIES BEING REGISTERED: Units of interests in A.G. Separate Account A of AIG Annuity Insurance Company under variable annuity contracts, The One Multi-Manager Annuity.

AIG Annuity Insurance Company

Units of Interest under Flexible Premium Individual Fixed and Variable Deferred Annuity Contracts

The One(r) Multi-Manager AnnuitySM A.G. Separate Account A

Prospectus May 1, 2009

AIG Annuity Insurance Company (the "Company") offers the Flexible Premium Individual Fixed and Variable Deferred Annuity Contracts (the "Contracts") described in this prospectus. You may accumulate Contract Value on a fixed or variable basis and receive annuity payments on a fixed or variable basis. We designed the Contracts for use by individuals on a Qualified or Non-Qualified basis; however, no new contracts are being issued since this product is no longer offered for sale.

The Contract permits you to invest in and receive retirement benefits in Fixed or Variable Account Options described in this prospectus. The Fixed Account Options include a one year fixed account and two fixed accounts that are for dollar cost averaging. The Variable Account Options include:
AIM V.I. Core Equity Fund, Series I	JP Morgan Insurance Trust Mid Cap Value Portfolio
AIM V.I. International Growth Fund, Series I	JP Morgan Insurance Trust U.S. Equity Index Portfolio
FT VIPT Franklin Small-Mid Cap Growth Securities, Class 2	JP Morgan Insurance Intrepid Growth Portfolio
FT VIPT Templeton Developing Markets Securities Fund, Class 2	JP Morgan Insurance Trust Intrepid Mid Cap Portfolio
JP Morgan Insurance Trust Balanced Portfolio	Oppenheimer High Income Fund/VA, Non-Service Shares
JP Morgan Insurance Trust Core Bond Portfolio	Putnam VT Global Equity Fund - Class IB Shares
JP Morgan Insurance Trust Diversified Equity Portfolio	AIG Retirement Company I Money Market I Fund
JP Morgan Insurance Trust Mid Cap Growth Portfolio	Van Kampen LIT Strategic Growth Portfolio, Class I

This prospectus provides you with information you should know before investing in the Contract. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.

You should rely only on the information contained in this document or that we have referred you to. We have not authorized anyone to provide you with information that is different.

A Statement of Additional Information ("SAI"), dated May 1, 2009, has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov). The table of contents for the SAI appears at the end of this prospectus. The SAI contains additional information about the Contract and is part of this prospectus. For a free copy, please contact us at our Annuity Service Center or call 1-877-888-9859.

The Contracts are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. They are not insured by the FDIC, the Federal Reserve Board or any similar agency. An investment in a variable annuity contract is subject to investment risks, including possible loss of principal invested.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense. The Contracts are not available in all states.

Table of Contents

Page
Glossary of Terms 6
Fee Tables 7
Examples
Selected Purchase Unit Data 13
Summary 9
Fixed and Variable Options 9
Guaranteed Death Benefit 11
Transfers 11
Fees and Charges 12
Payout Options 12
Communications to the Company 12
Federal Tax Information 12
Purchase requirements 12
General Information 14
About the Contract 14
About the Company 14
About A.G. Separate Account A 15
About the Fixed Account 15
Units of Interest 15
Distribution of the Contracts 15
Fixed and Variable Account Options 16
Purchase Period 17
Purchase Payments 16
Right to Return 16
Purchase Units 18
Calculation of Purchase Unit Value 18
Choosing Investment Options 18
Fixed Account Options 18
Variable Account Options 19
Stopping Purchase Payments 19
Transfer Between Investment Options 19
During the Purchase Period 20
During the Payout Period 20
Communicating Transfer or Reallocation Instructions 21
Effective Date of Transfer 21
Reservation of Rights and Market Timing 21
Dollar Cost Averaging Program 22
Fees and Charges 23
Surrender Charge 23
Amount of Surrender Charge 23
10% Free Withdrawal 24
Exceptions to Surrender Charge 24
Premium Tax Charge 24
Separate Account Charges 24
Fund Annual Expense Charges 25
Other Tax Charges 25
Payout Period 25
Fixed Payout 25
Variable Payout 25
Combination Fixed and Variable Payout 26
Payout Date 26
Payout Options 26
Payout Information 26
Surrender of Account Value 27
When Surrenders are Allowed 27
Amount That May Be Surrendered 27
Partial Surrender 28
Systematic Withdrawal Program 28
Distributions Required by Federal Tax Law 28
Death Benefits 28
Beneficiary Information 28
Proof of Death 29
Special Information for Non-Tax Qualified Contracts 29
Joint Owner Spousal Election Information 29
During the Purchase Period 29
During the Payout Period 30
Other Contract Features 32
Change of Beneficiary 32
Cancellation - The 10 Day "Free Look" 32
We reserve Certain Rights 32
Deferring Payments 33
Voting Rights 33
Who May Give Voting Instructions 33
Determination of Fund Shares Attributable to Your Account 33
During Purchase Period 34
During Payout Period or after a Death Benefit Has Been Paid 34
How Fund Shares Are Voted 34
Federal Tax Matters 34
Type of Plans 34
Tax Consequences in General 34
Effect of Tax-Deferred Accumulations 35
The Power of Tax-Deferred Growth 36

Glossary of Terms

Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," or "AIG Annuity" mean AIG Annuity Insurance Company and the words "you" and "your" mean the Participant or the individual purchasing an individual Contract. Other specific terms we use in this prospectus are:

Account Value - the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

A.G Separate Account A - a segregated asset account established by the Company under the Texas Insurance Code. The purpose of A.G. Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Options you have selected.

Annuitant - the individual (in most cases this person is you) to whom Payout Payments will be paid. The annuitant is also the measuring life for the Contract.

Annuity Service Center - our Annuity Service Center is located at 205 E. 10th Avenue, Amarillo, Texas 79101.

Assumed Investment Rate - the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option.

Beneficiary - the individual designated to receive Payout Payments or the Account Value upon the death of the Annuitant or Owner.

Contract Anniversary - the date that the contract is issued and each yearly anniversary of that date thereafter.

Contract Owner - the individual or entity to whom the annuity contract ("Contract") is issued. For a group Contract the Contract Owner will be the employer purchasing the Contract for a retirement plan.

Contract Year - the first twelve month period and then each yearly anniversary of that period following the issue date of the contract.

Divisions - subaccounts of A.G. Separate Account A which represent the Variable Account Options in the Contract. Each Division invests in a different Mutual Fund, each having its own investment objective and strategy.

Fixed Account Options - a particular subaccount into which your Purchase Payments and Account Value may be allocated to fixed investment options. Currently, there are three Fixed Account Options: the One Year Fixed Account Option; the DCA Six Month Fixed Account Option; and the DCA One Year Fixed Account Option. The One Year Fixed Account Option is guaranteed to earn at least a minimum rate of interest.

Mutual Fund or Fund - the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in A.G. Separate Account A.

Payout Period - the time that starts when you begin to withdraw your money in a steady stream of payments.

Payout Unit - a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Unit values will vary with the investment experience of the A.G. Separate Account A Division you have selected.

Purchase Payments - an amount of money you pay to the Company to receive the benefits of an annuity Contract offered by the contract.

Purchase Period - the time between your first Purchase Payment your Payout Period (or surrender).

Purchase Unit - a measuring unit used to calculate your Account Value during the Purchase Period. The value of a Purchase Unit will vary with the investment experience of the Separate Account Division you have selected/

Variable Account Options - investment options that correspond to A.G. Separate Account A Divisions offered by the Contract. Investment returns on Variable Account Options may be positive or negative depending on the investment performance of the underlying Mutual Fund.

Variable Payout - payments to you during the Payout Period will vary based on your choice of Variable Account Options of A.G. Separate Account A. Because the value of your Variable Account Options may vary, we cannot guarantee the amounts of your payments.

Fee Tables

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Expenses
Maximum Surrender Charge (as a%age of the amount withdrawn)	7.00%
Maximum Transfer Fee	$25
Current Transfer Fee	$0
State Premium Taxes (as a%age of the amount annuitized)	0 - 3.5%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

Separate Account Annual Expenses

(deducted daily as a%age of your average Account Value)
Mortality and Expense Risk Fee	1.00%
Administration Fee	0.15%
Total Separate Account Fee	1.15%

The next table shows the total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Fund.
Total Annual Mutual Fund Operating Expenses	Minimum	Maximum
(Expenses that are deducted from the assets of a Mutual Fund, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.52%	1.73%

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, account maintenance fees, separate account annual charges and the Variable Account Option fees and expenses.

These examples assume 1) that you invest a single purchase payment of $10,000 in the Contract for the time periods indicated; 2) that your investment has a 5% return each year; and 3) that you pay the maximum fees and expenses for a Variable Account Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$934	$1,371	$1,919	$3,208

(2) If you annuitize or do not surrender your Contract:
1 Year	3 Years	5 Years	10 Years
$291	$892	$1,519	$3,208

Note: These examples should not be considered representative of past or future expenses for A.G. Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Total Annual Mutual Fund Operating Expense information is provided by the Mutual Funds and has not been verified by us. The Mutual Fund operating expense information does not include the effects of any voluntary or contractual reduction in fees; thus, the actual fees paid by a Fund may be lower than that shown above. Additionally, please note that Payout Payments under a Payout Option may not commence prior to the end of the fourth Contract Year.

Selected Purchase Unit Data

Purchase units shown are for a Purchase Unit outstanding throughout the year for each Variable Account Option. Each Fund Division number is shown in parentheses below. The inception date of these Contracts is August 2, 1999.
Fund Name	Year	Unit Value at 1/1	Unit Value at 12/31	Number of Units Outstanding at 12/31
AIM V.I Core Equity Fund, Series I (30)	2008
	2007	785,534	29.11	509,252
	2006	1,102,164	27.22	785,534
	2005	1,264,171	22.32	1,102,164
	2004	1,385,314	21.30	1,264,171
	2003	1,344,023	20.23	1,385,314
	2002	2,985,729	16.22	1,344,023
	2001	1,676,052	8.45	2,985,729
	2000	177,390	9.78	1,676,052
	1999	-	11.59	177,390

AIM V.I International Growth Fund, Series I (21)	2008
	2007	431,526	33.63	282,095
	2006	588,403	29.43	431,526
	2005	708,303	23.17	588,403
	2004	844,948	19.77	708,303
	2003	813,288	16.04	844,948
	2002	1,248,248	12.49	813,288
	2001	630,648	8.00	1,248,248
	2000	51,103	10.59	630,648
	1999	-	14.56	51,103

FT VIPT Franklin Small-Mid Cap Growth Securities, Class 2 (23)	2008
	2007	116,857	22.91	76,492
	2006	156,659	22.13	116,857
	2005	184,848	20.36	156,659
	2004	205,537	19.43	184,848
	2003	229,910	17.43	205,537
	2002	413,466	12.70	229,910
	2001	264,003	10.26	413,466
	2000	14,169	10.65	264,003
	1999	-	14.85	14,169

FT VIPT Templeton Developing Markets Securities, Class (24, 115)	2008
	2007	241,406	16.00	168,630
	2006	307,242	13.79	241,406
	2005	371,537	10.90	307,242
	2004	387,736	8.67	371,537
	2003	435,710	7.09	387,736
	2002	157,993	4.69	435,710
	2001	106,528	7.11	157,993
	2000	6,719	7.83	106,528
	1999	-	11.65	6,719

JPMorgan Insurance Trust Balanced Portfolio (9)	2008
	2007	572,620	16.50	358,763
	2006	690,195	16.14	572,620
	2005	773,869	14.95	690,195
	2004	793,415	14.98	773,869
	2003	740,528	14.49	793,415
	2002	893,994	12.77	740,528
	2001	511,711	9.97	893,994
	2000	60,756	10.46	511,711
	1999	-	10.41	60,756

JPMorgan Insurance Trust Core Bond Portfolio (8)	2008
	2007	2,195,144	11.41	1,494,755
	2006	2,679.694	11.29	2,195,144
	2005	2,820,501	11.26	2,679.694
	2004	2,797,341	11.45	2,820,501
	2003	2,788,529	11.58	2,797,341
	2002	1,922,581	11.83	2,788,529
	2001	964,033	11.92	1,922,581
	2000	103,549	11.06	964,033
	1999	-	9.98	103,549

JPMorgan Insurance Trust Equity Portfolio (1)	2008
	2007	941,910	18.34	668,914
	2006	1,204,638	17.60	941,910
	2005	1,311,858	15.28	1,204,638
	2004	1,436,770	15.08	1,311,858
	2003	1,364,015	14.19	1,436,770
	2002	1,778,842	11.35	1,364,015
	2001	940,136	8.76	1,778,842
	2000	86,671	9.91	940,136
	1999	-	10.49	86,671

JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio (5)	2008
	2007	530,342	20.69	415,755
	2006	727,961	21.26	530,342
	2005	849,487	19.63	727,961
	2004	949,416	17.67	849,487
	2003	956,536	15.69	949,416
	2002	1,212,057	12.34	956,536
	2001	738,567	11.38	1,212,057
	2000	64,305	12.89	738,567
	1999	-	12.32	64,305

JPMorgan Insurance Trust Mid Cap Value Portfolio (4)	2008
	2007	1,073,721	9.02	1,293,921
	2006	1,274,808	16.63	1,073,721
	2005	1,381,709	15.90	1,274,808
	2004	1,590,808	15.82	1,381,709
	2003	1,521,905	13.78	1,590,808
	2002	1,264,176	10.45	1,521,905
	2001	849,950	12.87	1,264,176
	2000	90,704	12.42	849,950
	1999	-	9.83	90,704

JPMorgan Insurance Trust Equity Index Portfolio (2)	2008
	2007	426,502	12.87	257,455
	2006	618,371	12.43	426,502
	2005	722,189	10.92	618,371
	2004	739,386	10.61	722,189
	2003	695,265	9.72	739,386
	2002	710,997	7.69	695,265
	2001	498,405	8.56	710,997
	2000	65,764	9.88	498,405
	1999	-	11.04	65,764

JPMorgan Insurance Trust Intrepid Growth Portfolio (3)	2008
	2007	1,379,997	16.37	888,309
	2006	1,850,645	14.70	1,379,997
	2005	2,046,982	13.96	1,850,645
	2004	2,233,501	13.36	2,046,982
	2003	2,185,661	12.51	2,233,501
	2002	3,318,752	9.82	2,185,661
	2001	1,728,906	7.13	3,318,752
	2000	165,758	9.05	1,728,906
	1999	-	11.88	165,758

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio (6)	2008
	2007	205,235	17.82	132,902
	2006	228,445	18.90	205,235
	2005	260,462	20.02	228,445
	2004	288,156	17.70	260,462
	2003	295,692	15.50	288,156
	2002	309,138	11.91	295,692
	2001	187,214	11.91	309,138
	2000	18,758	12.56	187,214
	1999	-	10.64	18,758

Oppenheimer High Income/VA, Non-Service Shares (25, 114)	2008
	2007	1,312,760	7.95	869,534
	2006	1,558,177	8.55	1,312,760
	2005	1,647,872	8.44	1,558,177
	2004	1,692,570	8.80	1,647,872
	2003	1,624,458	8.61	1,692,570
	2002	795,270	7.51	1,624,458
	2001	478,100	9.55	795,270
	2000	44,465	9.48	478,100
	1999	-	9.96	44,465

Putnam VT Global Equity Fund - Class 1B (29, 149)	2008
	2007	47,058	14.48	39,961
	2006	47,400	13.57	47,058
	2005	55,797	11.05	47,400
	2004	54,329	10.24	55,797
	2003	55,402	9.19	54,329
	2002	1,789	7.19	55,402
	2001	-	8.34	1,789
	2000	-	-	-
	1999	-	-	-

AIG Retirement Company I Money Market I Fund	2008
	2007	3,022,382	1.00	2,534,927
	2006	3,818,153	1.00	3,022,382
	2005	4,928,384	1.00	3,818,153
	2004	6,206,760	1.00	4,928,384
	2003	8,899,655	1.00	6,206,760
	2002	216,017	1.00	8,899,655
	2001	141,418	10.91	216,017
	2000	42,400	10.65	141,418
	1999	-	10.16	42,400

Van Kampen LIT Strategic Growth Portfolio, Class I (22, 136)	2008
	2007	600,205	33.68	418,074
	2006	788,179	28.81	600,205
	2005	944,700	28.01	788,179
	2004	1,078,751	26.02	944,700
	2003	1,160,211	24.31	1,078,751
	2002	1,080,421	19.09	1,160,211
	2001	587,293	10.18	1,080,421
	2000	58,595	15.03	587,293
	1999	-	16.92	58,595

Summary

The Contract is a combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of the Contract's major features is presented below. For a more detailed discussion of the Contract, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

The Contract offers a choice of several Fixed and Variable Account Options. "Fixed Account Options" are sub-accounts into which your Purchase Payments and Account Value may be allocated to fixed investment options. The Contract offers three Fixed Account Options, two of which, the DCA One Year Guarantee Period Option and the DCA Six Month Guarantee Period Option, are available only for dollar cost averaging. The Fixed Account Options are guaranteed to earn at least a minimum rate of interest. "Variable Account Options" are investment options that correspond to Separate Account Divisions offered by the Contract. Investment returns on Variable Account Options may be positive or negative depending on the investment performance of the underlying Mutual Fund. See the "Fixed and Variable Account Options" and "Dollar Cost Averaging Program" sections of this prospectus.

GUARANTEED DEATH BENEFIT

The Contract offers a death benefit equal to the greatest of:

  Net Purchase Payments (Purchase Payments less any partial surrenders);
  Account Value as of end of the Valuation Period immediately following receipt of proof of death and the election of the death benefit payment; or
  The Greatest Account Value on any prior Seventh Contract Anniversary plus net Purchase Payments made after such Contract Anniversary less any partial surrenders. See the "Death Benefits" section of this prospectus for more information.

TRANSFERS

You may transfer money in your account among the Contract's investment options free of charge. We reserve the right, however, to impose a fee of $25 for each transfer, which will be deducted from the amount transferred. During the Purchase Period you may transfer your Account Values among the Variable Account Options and the One Year Fixed Account Option once each day. However, if you make a transfer from the One Year Fixed Account Option into one or more Variable Account Options you will be required to wait six months before you will be allowed to make a transfer from one or more Variable Account Options back into the One Year Fixed Account Option.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among the Variable Account Options to the One Year Fixed Account Option.

Transfer can be made by calling the Company's toll-free transfer service 1-877-888-9859. For more information on account transfers, see the "Transfers Between Investment Options" section on this prospectus.

FEES AND CHARGES

Surrender Charge

Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges - Surrender Charge." When this happens the surrender charge is computed as a% of total Purchase Payments withdrawn based on the length of time from when each Purchase was received up to a maximum of 7.0% of Purchase Payments.

Premium Tax Charge

Premium taxes ranging from zero to 3.5% are currently imposed by certain states and municipalities on Purchase Payments made under the Contract.

If you choose a Variable Account Option you will incur a mortality and expense risk fee and an administration fee computed at an aggregate annualized rate of 1.00% and 0.15%, respectively, on the average daily net asset value of A.G. Separate Account A.

Fund Annual Expense Charges

A daily charge based on a%age of each Fund's average daily net asset value is calculated by each Fund and factored into its daily net asset value. Each Fund's total expenses include management fees and other fees and operating expenses, which will vary from year to year.

PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of this prospectus.

COMMUNICATIONS TO THE COMPANY

You should include, in communications to the Company, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the Annuity Service Center or call the toll-free number shown on the first page of this prospectus. See the "Transfers Between Investment Options - Communicating Transfer or Reallocation Instructions" section in this prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as the Contract can be purchased with after-tax dollars, they are also used to fund individual retirement accounts ("IRAs"), which may receive favorable tax treatment under federal law. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. For a more detailed discussion of these income tax provisions, see the "Federal Tax Matters" section of this prospectus and of the SAI.

PURCHASE REQUIREMENTS

The minimum initial Purchase Payment for Non-Qualified Contracts and for Qualified Contracts is $15,000. The minimum subsequent Purchase Payment is $1,000 for Non-Qualified Contracts and $250 for Qualified Contracts. The minimum Purchase Payment requirements may be waived with prior approval by the Company. The minimum amount per a preauthorized debit Purchase Payment under the Automatic Check Option is $100. More information about the Automatic Check Option can be found in the "Purchase Period" section of this prospectus.

Right to Return

You may return your Contract by mailing it directly to the Annuity Service Center or returning it to the registered representative through whom you purchased the Contract within 10 days after you receive it, unless your state permits a longer period. We will then return to you:

  Your Purchase Payment, adjusted to reflect investment experience and any Fees and Charges which have been deducted; or
  In certain states, your entire Purchase Payment as required by state law.

See the "Purchase Period - Right to Return" section in this prospectus.

General Information

About the Contract

The Contract was developed to help you save money for your retirement. It offers you a combination of fixed and variable options that you can invest in to help you reach your retirement savings goals. Your contributions to the Contract can come from different sources, like payroll deductions or money transfers. Your retirement savings process with the Contract will involve two stages: the Purchase Period and the Payout Period. The first is when you make contributions into the Contract called "Purchase Payments." The second is when you receive your retirement payouts. For more information, see the "Purchase Period" and "Payout Period" sections in this prospectus.

You may choose, depending upon your retirement savings goals and your personal risk tolerances, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in the Contract.

About the Company

We are a life insurance company organized on July 5, 1944 and located in the State of Texas. Our main business is issuing and offering fixed annuity contracts. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. Our Annuity Service Center is located at 205 E. 10th Avenue, Amarillo, Texas 79101. The address to send any Purchase Payments and sums payable to the Company under the Contract is: AIG Annuity Insurance Company, P.O. Box 1792, Amarillo, TX, 79105, if sent by mail; and c/o Amarillo National Bank, Lockbox 1792, 410 S. Taylor, Amarillo, TX, 79101, if sent by overnight delivery. The Company primarily distributes its annuity contracts through financial institutions, general agents, and specialty brokers.

On February 25, 1998, the Company became an indirect, wholly-owned subsidiary of American General Corporation ("AGC"), a Texas corporation. On this date the Company changed its name from Western National Life Insurance Company to American General Annuity Insurance Company. On August 29, 2001, AGC was acquired by American International Group, Inc. ("AIG"), a Delaware corporation. As a result, the Company is an indirect, wholly-owned subsidiary of AIG. AIG is the world's leading international insurance and financial services organization, with operations in more than 130 countries and jurisdictions. AIG member companies serve commercial, institutional and individual customers through the most extensive worldwide property-casualty and life insurance networks of any insurer. In the United States, AIG companies are the largest underwriters of commercial and industrial insurance, and among the top-ranked life insurers. Subsequently, on March 1, 2002, the Company changed its name from American General Annuity Insurance Company to AIG Annuity Insurance Company.

About A.G. Separate Account A

When you direct money to the Contract's Variable Account Options, you will be sending that money through A.G. Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. A.G. Separate Account A invests in the Mutual Funds on behalf of your account. A.G. Separate Account A is made up of what we call "Divisions." Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of A.G. Separate Account A.

The Company established A.G. Separate Account A on November 9, 1994 under Texas insurance law. Prior to May 1, 1999, A.G. Separate Account A was known as AGA Separate Account A. Prior to May 1, 1998, AGA Separate Account A was known as WNL Separate Account A. A.G. Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Units of interest in A.G. Separate Account A are registered as securities under the Securities Act of 1933, as amended (the "1933 Act").

A.G. Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of A.G. Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, A.G. Separate Account A may not be charged with the liabilities of any other Company operation. The Texas Insurance Code requires that the assets of A.G. Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract Owner, annuitants, and beneficiaries of the Contract. The commitments under the Contracts are the Company's, and AIG and AGC have no legal obligation to back those commitments.

About the Fixed Account Options

When you direct money to the Contract's Fixed Account Options, it will be become part of the Company's general assets. Our obligations for the Fixed Account are legal obligations of the Company. Our general assets support these obligations. These general assets also support our obligations under other annuity contracts we issue. See the "Purchase Period - Choosing Investment Options" section in this prospectus.

Units of Interest

Your investment in a Division of A.G. Separate Account A is represented by units of interest issued by A.G. Separate Account A. On a daily basis, the units of interest issued by A.G. Separate Account A are revalued to reflect that day's performance of the underlying Mutual Fund minus any applicable fees and charges to .G. Separate Account A.

Distribution of the Contracts

The Contracts were offered by the Company on a continuous basis and sold by licensed insurance agents who are registered representatives of broker-dealers which are members of the Financial Industry Regulatory Authority ("FINRA"), unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act"). The principal underwriter and distributor for A.G Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. AGDI was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI was organized as a Delaware corporation on June 24, 1994, and is a registered broker-dealer under the 1934 Act, and a member of FINRA.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each Purchase Payment. These commissions are paid by the Company and do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges" section in this prospectus.

Fixed and Variable Account Options

There are several Fixed and Variable investment options offered under the Contract. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the 1940 Act. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS

Each of the Fixed Account Options is part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed below. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.
One Year Guarantee Period ("One Year Fixed Account")	Guaranteed Current Interest Income
DCA One Year Guarantee Period ("DCA One Year Fixed Account")	Guaranteed Current Interest Income
DCA Six Month Guarantee Period ("DCA Six Month Fixed Account")	Guaranteed Current Interest Income

Variable Account Options
DIVISION NUMBER	VARIABLE ACCOUNT OPTIONS	INVESTMENT OJECTIVE	ADVISER and/or SUBADVISER
030	AIM V.I. Core Equity Fund, Series I	The investment objective of the Fund is growth of capital.	AIM Advisors, Inc.
021	AIM V.I. International Growth Fund, Series I	The investment objective of the Fund is long-term growth of capital.	AIM Advisors, Inc.
023	FT VIPT Franklin Small Cap Fund, Class 2	The Fund's investment goal is long-term capital growth.	Franklin Advisers, Inc.
024	FT VIPT Templeton Developing Markets Securities Fund, Class 2	The Fund's investment goal is long-term capital appreciation.	Templeton Asset Management, Ltd.
009	JP Morgan Insurance Trust Balanced Portfolio	The Portfolio seeks to provide total return while preserving capital.	JP Morgan Investment Advisors Inc.
008	JP Morgan Insurance Trust Core Bond Portfolio	The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JP Morgan Investment Advisors Inc.
001	JP Morgan Insurance Trust U.S. Equity Portfolio	The Portfolio seeks to provide high total return from a portfolio of selected equity securities.	JP Morgan Investment Advisors Inc.
005	JP Morgan Insurance Trust Diversified Mid Cap Growth Portfolio	The Portfolio seeks growth of capital and secondarily, current income by investing primarily in equity securities.	JP Morgan Investment Advisors Inc.
004	JP Morgan Insurance Trust Mid Cap Value Portfolio	The Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.	JP Morgan Investment Advisors Inc.
002	JP Morgan Insurance Trust Equity Index Portfolio	The Portfolio seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).*	JP Morgan Investment Advisors Inc.
003	JP Morgan Insurance Trust Intrepid Growth Portfolio (formerly known as the Large Cap Growth Portfolio)	The Portfolio seeks to provide long-term capital growth.	JP Morgan Investment Advisors Inc.
006	JP Morgan Insurance Trust Intrepid Mid Cap Portfolio	The Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JP Morgan Investment Advisors Inc.
025	Oppenheimer High Income Fund/VA, Non-Service Shares	The Fund seeks high current income by investing mainly in high-yield, lower-rated fixed-income securities.	OppenheimerFunds, Inc.
029	Putnam VT Global Equity Fund, Class IB Shares	The Fund seeks capital appreciation.	Putnam Investment Management, LLC
026	AIG Retirement Company I Money Market I Fund	The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.	Adviser: The Variable Annuity Life Insurance Company ("VALIC") Subadviser: AIG SunAmerica Asset Management Corp. (Affiliated with VALIC and AIG Annuity due to common ownership.)
022	Van Kampen LIT Strategic Growth Portfolio (formerly known as LIT Emerging Growth Portfolio), Class I Shares	The Fund's investment objective is to seek capital appreciation.	Van Kampen Asset Management

*"S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Portfolio.

A detailed description of the investment objective of each Fund can be found in each Fund's current prospectus. There is no guarantee that each Fund's investment objectives will be met.

Each of these Funds is registered as a diversified open-end, management investment company and is regulated under the 1940 Act. For more information about each of these Funds, including charges and expenses, you should refer to the prospectus and SAI for that Fund. Additional copies are available from the Company's Annuity Service Center.

Administrative Services Agreements

The Company has entered into various administrative services agreements with some of the advisers or administrators for the Funds that offer shares to the Divisions. The Company receives fees for the administrative services it performs. These fees do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under the "Fees and Charges" section in this prospectus.

Purchase Period

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when the Contract is surrendered before the Payout Period.

Purchase Payments

Please note that we are no longer accepting applications for this Contract.

Minimum initial and subsequent Purchase Payments are as follows:

Initial Subsequent

Purchase Purchase

Contract Type Payment Payment

Non-Qualified Contract (1) $15,000 $1,000

Qualified Contract (1) $15,000 $ 250

- - - - - - - - -

  These amounts may be lowered with prior Company approval.

Subject to the maximum and minimum Purchase Payment requirements, you may make subsequent Purchase Payments and may increase or decrease or change the frequency of such payments. The maximum total Purchase Payments we will accept without our prior approval is $1,000,000.

You may select the Automatic Check Option. The Automatic Check Option allows you to preauthorize debits against a bank account that you indicate. The minimum amount per a preauthorized debit Purchase Payment under the Automatic Check Option is $100.

In certain states, where we are required by state law to refund an amount equal to Purchase Payments, we invest your initial Purchase Payment and any additional Purchase Payments in the Money Market Division from the date your investment performance begins until the first business day 10 days later, unless your state permits a longer period. Then we will automatically allocate your investment among the investment options you have chosen. See "Right to Return" below.

Right to Return

If for any reason you are not satisfied with your Contract you may return it to the Company and receive a refund of your Purchase Payments adjusted to reflect investment experience. (In certain states, we will return Purchase Payments as required by state law.) To exercise your right to return your Contract, you must mail it directly to the Annuity Service Center or return it to the registered representative through whom you purchased the Contract within 10 days after you receive it, unless your state permits a longer period. The address for the Annuity Service Center is located in the back of this prospectus.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "NYSE"), normally 4:00 p.m. Eastern time (see Calculation of Purchase Unit Value below for more information). Once we have issued your Contract and have applied your initial Purchase Payment as described above, any subsequent Purchase Payments received at our Annuity Service Center before the close of the NYSE will be credited the same business day. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

Calculation of Purchase Unit Value

The daily Purchase Unit value for a Division is calculated each business day in three steps: 1) determine the gross investment rate (investment income and capital gains and losses, whether realized or unrealized, divided by the value of the Division for the immediately preceding day on which the values are calculated); 2) calculate the net investment rate (subtract separate account charges and any income tax charges from the gross investment rate); and 3) multiply the previous business day's Purchase Unit Value by the net investment rate plus 1.00.

Choosing Investment Options

There are several investment options offered under the Contract, including 3 Fixed Account Options and 16 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the 1940 Act.

Fixed Account Options

Each of the Fixed Account Options is part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "Summary" section appearing in this prospectus. The DCA One Year Fixed Account Option and the DCA Six Month Fixed Account Option are used exclusively in connection with the Dollar Cost Averaging Program. See the "Dollar Cost Averaging Program" section of this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

Value of Your Fixed Account Options

(equals)

All Purchase Payments made to the Fixed Account Options

(plus)

Amounts transferred from Variable Account Options to the Fixed

Account Options

(plus)

All interest earned

(minus)

Amounts transferred or withdrawn from Fixed Account Options

(including applicable fees and charges)

Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus and in each Fund's prospectus. Based upon a Variable Account Option's Purchase Unit Value, your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of A.G. Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

Value of Your Variable Account Option

(equals)

Total Number of Purchase Units

X (multiplied by)

Current Purchase Unit Value

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Contract has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to changes.

If your Account Value falls below $500, and you do not make any Purchase Payments for 180 days we may forward to you, at our discretion, written notice that we will close your Account and pay the Account Value 90 days from the date of notice if additional Purchase Payments are not made in amounts sufficient to increase your Account Value to $500 or more.

Transfers Between Investment Options

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in the Contract subject to the limitations on transfers discussed below. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period.

During the Purchase Period

During the Purchase Period, transfers may be made among the Variable Account Options and between the Variable Account Options and the One Year Fixed Account Option free of charge. We reserve the right to impose a fee of $25 for each transfer (which will be deducted from the amount transferred).

If you make a transfer from the One Year Fixed Account Option into one or more Variable Account Options you will be required to wait six months before you will be allowed to make a transfer from one or more Variable Account Options back into the One Year Fixed Account Option. The minimum amount to be transferred in any one transfer is $250 or the entire amount in the Variable Account Option or One Year Fixed Account Option from which the transfer is made. If a transfer request would If a transfer request would Option or the One Year Fixed Account Option below $500, we will transfer your entire Account Value in that Variable Account Option or the One Year Fixed Account Option. Transfers from the One Year Fixed Account Option to a Variable Account option are limited to a maximum of 25% of the Account Value of the One Fixed Account Option, per year.

We currently do not permit transfers from the Variable Account Options to the DCA Fixed Account Options. Transfers from the DCA Fixed Account Options may only be made under Dollar Cost Averaging Program or by transferring the entire Account Value in the respective DCA Fixed Account Option. See the "Dollar Cost Averaging Program" section of this prospectus.

Policy Against Market Timing and Frequent Transfers

The Company has a policy to discourage excessive trading and market timing. Therefore, during the Purchase Period, you may make up to 20 transfers per calendar year between Account Options. Multiple transfers between Account Options on the same day will be counted as a single transfer for purposes of applying this limitation. Transfers in excess of this limit may be required to be submitted in writing by regular U.S. mail and/or you may be restricted to one transfer every 30 days. The Contracts are not designed to accommodate short-term trading or market timing organizations or individuals engaged in trading strategies that include programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an underlying Mutual Fund. These trading strategies may be disruptive to the underlying Mutual Funds by negatively affecting investment strategies and increasing portfolio turnover, as well as raising recordkeeping and transaction costs. Further, excessive trading harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share. If we determine, in our sole discretion, that your transfer patterns among the Account Options reflect a potentially harmful strategy, we will require that transfers be submitted in writing by regular U.S. mail, to protect the other investors.

Regardless of the number of transfers you have made, we will monitor and, upon written notification, may suspend or restrict your transfer privileges, if it appears that you are engaging in a potentially harmful pattern of transfers. We will notify you in writing if you are restricted to mailing transfer requests to us via the U.S. mail service. Some of the factors we will consider include:

  the dollar amount of the transfer;
  the total assets of the Variable Account Option involved in the transfer;
  the number of transfers completed in the current calendar quarter; or
  whether the transfer is part of a pattern of transfers to take advantage of short-term market fluctuations.

We intend to enforce these frequent trading policies uniformly for all Contract Owners. We cannot guarantee, however, that we will be able to prevent all market timing activity or abusive trading. We make no assurances that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the Variable Account Options and dilution of long-term performance returns. Thus, your Account Value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time and will apply modifications uniformly.

During the Payout Period

During the Payout Period, transfers may be made between the Variable Account Options and from the Variable Account Options to the One Year Fixed Account Option. We will not permit transfers may be transfers from any Fixed Account Option during the Payout Period. We reserve the right to impose a fee of $25 for each transfer (which will be deducted from the amount transferred). The minimum amount to be transferred during the Payout Period is $250.

Transfers during the Payout Period are permitted subject to the following limitations:
Account Option	% of Account Value	Frequency	Other Restrictions (2)
Fixed	---	Not Permitted	None
Variable	Up to 100%	Unlimited among Variable Account Options (1). Once per year if the transfer is made to the One Year Guarantee Period Fixed Account Option.

The minimum amount to be transferred is $250 or the entire amount in the Variable Account Option if less. The minimum amount that must remain in the Variable Account Option after a transfer is $500 or $0 if the entire amount of the Variable Account Option is transferred.

(1) The Company may change the number of transfers permitted to no more than six (6) transfers per year during the Payout Period.

(2) Currently, no transfer fee is imposed on transfers. The Company reserves the right to impose a fee of $25.

Communicating Transfer or Reallocation Instructions

A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in the Contract should be sent to our Annuity Service Center.

Instructions for transfers or reallocations may be made by calling 1-877-888-9859. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents the Company may give telephone instructions on your behalf without the Company's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of the Company).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instructions may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

Effective Date of Transfer

The effective date of a transfer will be:

  The date of receipt, if all required information is received at our Annuity Service Center before the close of regular trading of the New York Stock Exchange on a day values are calculated (normally, this will be 4:00 P.M. Eastern time); otherwise
  The next date values are calculated.

Reservation of Rights

If a transfer causes your Account Value in the One Year Fixed Account Option or a Variable Account Option to fall below $500, we may transfer the remaining Account Value in the same proportions as your transfer request.

We may defer any transfer from the One Year Fixed Account Option to the Variable Account Options for up to six months.

Dollar Cost Averaging Program

You may elect the Dollar Cost Averaging Program, which permits the systematic transfer of your Account Value from a Fixed Account Option or the Money Market Division to one or more Variable Account Options not including the Money Market Division. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the effect of market fluctuations. We currently provide three Fixed Account Options, two of which, the DCA One Year Fixed Account and the DCA Six Month Fixed Account, are available only for dollar cost averaging. The One Year Fixed Account Option may also be used for dollar cost averaging over a maximum of 60 months with a maximum of 25% of Account Value allowed to be transferred per year.

We determine the amount of transfers from a Fixed Account Option or the Money Market Division by dividing the Purchase Payments allocated to that Fixed Account Option or the Money Market Division by a factor based on the number of months remaining in the term. Transfers from a Fixed Account Option or the Money Market Division are only available on a monthly basis. We require that you specify each allocation to a Variable Account Option, not including the Money Market Division, in whole%ages.

We will transfer your entire Account Value in a DCA Fixed Account Option by the expiration of its term. The minimum amount to be transferred under the Dollar Cost Averaging Program is $250. Any transfers of Account Value from a DCA Fixed Account Option, which are not made under the Dollar Cost Averaging Program, must be for 100% of the Account Value in the DCA Fixed Account Option from which the transfer is made. We currently do not permit transfers to either DCA Fixed Account Option from the Variable Account Options or the One Year Fixed Account Option.

You may enroll in the Dollar Cost Averaging Program for the DCA Fixed Account Options only when you make your initial or additional Purchase Payments. However, you may enroll in the Dollar Cost Averaging Program for the Money Market Division and the One Year Fixed Account Option at any time. If you choose the Money Market Division for dollar cost averaging, it must be for at least a 12 month period. There is no charge for the Dollar Cost Averaging Program. We do not take into account transfers made pursuant to the Dollar Cost Averaging Program in assessing any transfer fee.

The chart below explains the different Account Options you may choose if you elect to participate in the Dollar Cost Averaging Program offered by the Contract:
Account Option	Frequency of Transfers	Other Restrictions
DCA One Year Fixed Account Option	Monthly, for a 12 month period	You may only participate at the time that Purchase Payments are made. (1)
DCA Six Month Fixed Account Option	Monthly, for a 6 month period	You may only participate at the time that Purchase Payments are made. (1)
One Year Fixed Account Option	Monthly	You may only use this account option for the Dollar Cost Averaging Program for a maximum of 60 months and you may only transfer up to 25% of your Account Value per year.
Money Market Division	Monthly	You must remain in this account option for the Dollar Cost Averaging Program for at least a 12 month period.

(1) You will not be permitted to transfer Account Value into a DCA Fixed Account Option once the entire Account Value has been transferred out of a DCA Fixed Account Option.

Fees and Charges

By investing in the Contract, you may be subject to five basic types of fees and charges:

  Surrender Charge
  Premium Tax Charge
  Separate Account Charges
  Fund Annual Expense Charges
  Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see the "Surrender of Account Value" section in this prospectus.

It is assumed that the Purchase Payments are withdrawn first under the concept of first-out. No surrender charge will be applied unless an amount is actually withdrawn.

We calculate the surrender charge by multiplying the applicable%ages specified in the table below by the Purchase Payments withdrawn.

Amount of Surrender Charge

A surrender charge may not be greater than 7% and declines as shown below.
Number of Years Since Date of Purchase Payment	Charge as%age of Purchase Payment Withdrawn
1	7%
2	7%
3	5%
4	5%
5	4%
6	2%
7 +	0%

10% Free Withdrawal

For each Contract Year after the first Contract Year, up to 10% of the Account Value may be withdrawn each Contract Year without a surrender charge. During the First Contract Year, up to 10% of the Account Value may be withdrawn without a surrender charge only under the systematic withdrawal option, see the "Surrender of Account Value" section of this prospectus. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The%age withdrawn will be determined by dividing the amount withdrawn by the Account Value determined as of the date of the first withdrawal during the Contract Year, just prior to the withdrawal.

If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

The 10% free withdrawal requires a minimum withdrawal of $100, or if less, the entire Account Value. The minimum amount, which must remain in each Division in which you are invested, after a withdrawal, is $500.

Exceptions to Surrender Charge

No surrender charge will be applied:

  To death benefits;
  To Payout Payments made after the fourth Contract Year; and
  To partial surrenders through the Systematic Withdrawal Program, in lieu of the 10% free withdrawal, during the first Contract Year, see the "Surrender of Account Value" section of this prospectus.

Premium Tax Charge

Taxes on Purchase Payments are imposed by some states, cities, and towns. Currently, rates range from zero to 3.5%.

The timing of tax levies varies from one taxing authority to another, but generally will apply upon annuitization. If premium taxes are applicable to a Contract, we will deduct such tax against Account Value in a manner determined y us in compliance with applicable state law. We may deduct an amount for premium taxes either upon:

  receipt of the Purchase Payments;
  the commencement of Payout Payments;
  surrender (full or partial); or
  the payment of death benefit proceeds.

Separate Account Charges

There will be a mortality and expense risk fee and an administration fee applied to A.G. Separate Account A. These are daily charges at annualized rates of 1.00% and 0.15%, respectively, on the average daily net asset value of A.G. Separate Account A. Each charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee to compensate the Company for assuming mortality and expense risks under the Contract. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period a death benefit. For more information about the death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering the Contract, no matter how large the cost may be.

The administration fee is to reimburse the Company for our administrative expenses under the Contract. This includes the expense of administration and marketing (including but not limited to enrollment and Contract Owner education).

The Company may make a profit on the mortality and expense risk fee and on the administration fee.

For more information about the mortality and expense risk fee and administration fee, see the Fee Table in this prospectus.

Fund Annual Expense Charges

Investment advisory fees and other Fund expenses based on a%age of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the fees and charges will be paid by each Fund to its investment adviser, other affiliates, and vendors. These Fund charges and expenses are described in the prospectuses and statements of additional information for the Funds.

Other Tax Charges

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Payout Period

The Payout Period (Annuity Period) begins when you decide to withdraw your money in a steady stream of payments. You select the date to begin the Payout Period, the Payout Date. You may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  Type and duration of Payout Option chosen;
  Your age or your age and the age of your survivor (1);
  Your sex or your sex and the sex of your survivor (1, 2);
  The portion of your Account Value being applied; and
  The payout rate being applied and the frequency of the payments.

- - - - - - - -

(1) This applies only to joint and survivor payouts.

(2) Not applicable for certain Contracts.

Variable Payout

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate. For additional information on how Payout Payments and Payout Unit Values are calculated, see the SAI.

In determining your first Payout Payment, an Assumed Investment Rate of 3% is used. If the net investment experience of the Variable Account Option exceeds the Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

Combination Fixed and Variable Payout

With a Combination Fixed and Variable Payout, you may choose:

  From your existing Variable Account Options (payments will vary); with a
  Fixed Payout (payment is fixed and guaranteed).

Payout Date

The Payout Date is the date elected by you on which your payout payments will start and is subject to our approval. The Payout Date must be at least four years after the date that the Contract is issued. You may change the Payout Date subject to our approval. Unless you select a Payout Date, we will automatically extend the Payout Date to begin at the later of when you attain age 90 or ten years after we issue the Contract. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. Non-qualified annuities do not have a specific age requirement. For additional information on the minimum distribution rules that apply to payments under IRA plans, see the "Federal Tax Matters" section in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  Life Only-- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.
  Life with Period Certain--payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.
  Joint and Survivor Life--payments are made to you during the joint lifetime of you and your joint annuitant. Upon the death of either you or your joint annuitant, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment. Additionally, it would be possible for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences if you do not meet an exception under federal tax law. See the "Federal Tax Matters" section in this prospectus.

Your Payment Option should be selected at least 15 days before your Payout Date. If such selection is not made and state or federal law does not require the selection of the Joint and Survivor Life Option:

  Payments will be made under the Life with Period Certain Option;
  The payments will be guaranteed for a 10 year period;
  The payments will be based on the allocation used for your Account Value;
  The One Year Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis; and
  Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Surrender of Value Account

When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if allowed under federal and state law.

For an explanation of charges that may apply if you surrender your Account Value, see the "Fees and Charges" section in this prospectus.

You may be subject to a 10% federal tax penalty for partial or total surrenders made before age 59 1/2, see the "Federal Tax Matters" section in this prospectus.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

Amount that May be Surrendered

The amount that may be surrendered at any time can be determined as follows:

Allowed Surrender Value equals Your Account Value minus Any Applicable Surrender Charge and any Applicable taxes

Your Account Value is the value next computed after your properly completed request for surrender is received at the Annuity Service Center.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 5 business days after we receive your properly completed surrender request at the Annuity Service Center. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

Partial Surrender

You may request a partial surrender of your Account Value at any time during the Purchase Period. A partial surrender plus any surrender charge will reduce your Account Value.

To process your partial surrender, you may specify the Account Value that should be deducted from each investment option. If you fail to provide us with this information, we may deduct the partial surrender from each investment option in which your Account Value is held on a pro rata basis.

The minimum partial surrender we will allow is $100 or your entire Account Value, if less.

We reserve the right to defer the payment of a partial surrender from the One Year Fixed Account Option for up to six months. We currently do not permit partial surrenders from the DCA Fixed Account Options.

Systematic Withdrawal Program

The Systematic Withdrawal Program allows you to make withdrawals in a Contract Year of up to 10% of your Account Value, you will be subject to a surrender charge. See the "Fees and Charges" section in this prospectus.

You may elect to withdrawal all or part of your Account Value under a systematic withdrawal method described in you Contract. Withdrawals using the method are eligible for the 10% free withdrawal privilege each Contract Year. The Systematic Withdrawal Program provides for:

  Payment to be made to you;
  Payment over a stated period of time;
  Payment of stated yearly dollar amount or%age.

We may require a minimum withdrawal of $100 per withdrawal under this method. A portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Option or the Fixed Account Option which you selected. A systematic withdrawal election may be changed or evoked at no charge. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

Distributions Required by Federal Tax Law

See the "Federal Tax Matters" section in this prospectus and in the SAI for more information about required distributions imposed by federal tax law.

For an explanation of possible adverse tax consequences of a surrender, see the "Federal Tax Matters" section in this prospectus and in the SAI.

Death Benefits

The Contract will pay a death benefit during either the Purchase Period or the Payout Period. How the death benefit will be paid is discussed below. The death benefit provisions in the Contract may vary from state to state.

Beneficiary Information

The Beneficiary may receive death benefits:

  In the lump sum; or
  Payment of the entire death benefit within 5 years of the date of death; or
  In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Proof of Death

We accept the following as proof of any person's death:

  a certified death certificate;
  a certified decree of a court of competent jurisdiction as to the finding of death;
  a written statement by a medical doctor who attended the deceased at the time of death; or
  any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.

Special Information for Non-Tax Qualified Contracts

It is possible that the Contract Owner and the Annuitant under a Non-Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, death benefits must be paid:

  commencing within 5 years of the date of death; or
  beginning within 1 year of the date of death under;
    a life annuity with or without a period certain, or
    an annuity for a designated period not extending beyond the life expectancy of the Beneficiary

Joint Owner Spousal Election Information

The Beneficiary will receive the Death Benefit payout if:

  the Contract Owner dies before the Payout Date, or
  the Annuitant dies during the Payout Period.

If the Annuitant dies before the Payout date, the Owner may designate a new Annuitant or become the Annuitant.

With regard to Joint Owners of a Non-Qualified Contract, the Death Benefit is payable upon the death of either Owner during the Purchase Period. However, in the event of your death where the sole Beneficiary of the Non-Qualified Contract is your spouse, your spouse may continue the Contract as Owner, in lieu of receiving the Death Benefit.

During the Purchase Period

If death occurs prior to your 86th birthday, then the Death Benefit during the Purchase Period will be the greatest of:

1. Your Account Value on the date both proof of death and election of the payment method are received by the Company at its Annuity Service Center; or

2. 100% of Purchase Payments (to Fixed and/or Variable Account Options) minus the amount of all prior withdrawals and charges; or

3. The greatest Account Value on any prior Seventh Contract Anniversary plus any Purchase Payment made after such Contract Anniversary minus the amount of all prior withdrawals and charges.

If death occurs at the attained age of 86 or older, then the Death Benefit during the Purchase Period will be Your Account Value on the date proof of death and election of the payment method and any other required paperwork are received by the Company at its Annuity Service Center.

During the Payout Period

If the Annuitant dies during the Payout Period, your Beneficiary may receive any continuing payments under the Payout Option that you selected. The Payout Options available in the Contract are described in the "Payout Period" section of this prospectus.

Other Contract Features

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

If the Owner dies, and there is no Beneficiary, any death benefit will be payable to the Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

Cancellation -- The 10 Day "Free Look"

You may cancel the Contract by returning it to the Company within 10 days after delivery. A longer period will be allowed if required under state law. A refund will be made to you within 5 business days after receipt of the Contract within the required period. The refund amount will be your Purchase Payment, which, depending on state law, will be adjusted to reflect investment experience. See the "Purchase Period - Right to Return" section in this prospectus.

We Reserve Certain Rights

We reserve the right to:

  Amend the Contract to conform with substitutions of investments;
  Amend the Contract to comply with tax or other laws;
  Operate A.G. Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;
  Deregister A.G. Separate Account A under the 1940 Act, if registration is no longer required;
  Reflect a change in A.G. Separate Account A or any Division;
  Create new separate accounts;
  Transfer any assets in any Division to another Division, or to one or more separate accounts; or to the One Year Fixed Account;
  Add, combine or remove Divisions in A.G. Separate Account A, or combine A.G. Separate Account A with another separate account;
  Add additional Fixed Account Options;
  Make any new Division available to you on a basis we determine;
  Change the way in which certain fees are calculated and deducted, without changing the amount of the fee itself;
  Commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state law that applies; or
  Make any changes required to comply with the rules of any Fund.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

Deferring Payments

We reserve the right to defer payment of any surrender, payout payment, or death proceeds out of the Account Value if:

  The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;
  The SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Account Value; or
  The SEC by order permits the delay for the protection of Contract Owners.

We may also postpone transfers and allocations of Account Value under these circumstances.

Voting Rights

As discussed in the "About A.G. Separate Account A" section of this prospectus, A.G. Separate Account A holds on your behalf shares of the Funds that comprise the Variable Account Options. From time to time the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Contract Owner, you may be entitled to give voting instructions to us as to how A.G. Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders' meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

Who May Give Voting Instructions

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct A.G. Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if the Contract was issued in connection with a nonqualified and unfunded deferred compensation plan.

Determination of Fund Shares Attributable to Your Account

During Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares are Voted

The Funds which comprise the Variable Account Options in the Contract may have a number of shareholders including A.G. Separate Account A, the Company, and other affiliated and unaffiliated insurance company separate.

A.G. Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Contract Owners invested in that Fund entitled to give instructions at that shareholder meeting. A.G. Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

The Company will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from Contract Owners.

In the future, we may decide how to vote the shares of the Company or A.G. Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters

The Contract provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the SAI for further details. Section references are to the Internal Revenue Code (the "Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under the "Premium Tax Charge" section in this prospectus. Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

Type of Plans

Tax rules vary, depending on whether the Contract is offered under a Section 408(b) IRA or is instead a nonqualified Contract.

Section 408(b) individual retirement annuities are "Qualified Contracts." Certain series of the Contract may also be available through a nondeductible Section 408A "Roth" individual retirement annuity.

In addition, the Contract is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts include individual annuity contracts situation issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under the Contract can be made as pre-tax or after-tax contributions by individuals, depending on the type of retirement program. After-tax contributions constitute "investment in the Contract." A Qualified Contract receives deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service ("IRS") indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, such limitations could be applied to qualified contracts as well as nonqualified contracts, and the Company can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, the Company has no present indication that the IRS intends to impose such limitation, or what the terms or scope of those limitations might be.

Distributions are taxed differently depending on the program through which the Contract is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Generally, distributions would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements. Amounts subject to income tax may also incur excise tax under the circumstances described in the SAI.

Investment earnings on contributions to Non-Qualified Contracts that are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes.

Effect of Tax-Deferred Accumulations

The chart below compares the results of Premium Payments made to:

  The Contract issued to a tax-favored retirement program purchased with pre-tax premium payments;
  A non-qualified Contract purchased with after-tax Premium Payments and;
  Conventional savings vehicles such as savings accounts.

THE POWER OF TAX-DEFFERED GROWTH

[BAR CHART graphic created with the following data]
10 Years:	Dollar Amount
Taxable Account	$16,325
Nonqualified Contract Tax-Deferred Annuity	$18,128
Tax-Deferred Annuity	$24,171
20 Years:	Dollar Amount
Taxable Account	$45,560
Nonqualified Contract Tax-Deferred Annuity	$57,266
Tax-Deferred Annuity	$76,355
30 Years:	Dollar Amount
Taxable Account	$97,917
Nonqualified Contract Tax-Deferred Annuity	$141,761
Tax-Deferred Annuity	$189,015

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a tax-deferred plan such as a 408(b) individual retirement annuity. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee and administration fee charges and may also incur surrender charges. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Non-Qualified Contracts generally provide tax-deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 28% federal tax bracket, and an annual fixed yield (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested, the tax deferred rate of return has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. The 8% yield on the tax-favored program will be reduced by the impact of income taxes upon withdrawal. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

Paycheck Comparison
	Tax Favored Retirement Program	Conventional Savings Account
Annual amount available for savings before federal taxes	$2,000	$2,000
Current Federal Income tax due on Purchase Payments	0	(560)
Net retirement contribution Purchase Payments	$2,000	$1,440

This chart assumes a 28% federal income tax rate. The $560 that is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,440 while the full $2,000 is contributed to the tax-favored program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,000, the contribution to a tax-favored retirement program results in a current out-of-pocket expense of $1,440 while the contribution to a conventional savings account requires the full $2,000 out-of-pocket expense. The tax-favored retirement program represented in this chart is a Section 408(b) individual retirement annuity, which allows the Contract Owner to exclude contributions, within limits, from gross income.

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Page

General Information 2

Types of Variable Annuity Contracts 2

Variable Annuity Contract General Provisions 2

Federal Tax Matters 3

Economic Growth and Tax Relief Reconciliation Act of 2001 3

Tax Consequences of Purchase Payments 4

Tax Consequences of Distributions 6

Special Tax Consequences - Early Distribution 8

Special Tax Consequences - Required Distributions 9

Tax-Free Rollovers, Transfers and Exchanges 10

Calculation of Surrender Charge 11

Illustration of Surrender Charge on Total Surrender 11

Illustration of Surrender Charge on a 10% Partial Surrender Followed by a Full Surrender 11

Purchase Unit Value 12

Illustration of Calculation of Purchase Unit Value 13

Illustration of Purchase of Purchase Units 13

Payout Payments 13

Assumed Investment Rate 13

Amount of Payout Payments 13

Payout Unit Value 14

Illustration of Calculation of Payout Unit Value 14

Illustration of Payout Payments 14

Distribution of Variable Annuity Contracts 15

Experts 15

Comments on Financial Statements 15

AIG ANNUITY INSURANCE COMPANY

A.G. SEPARATE ACCOUNT A

UNITS OF INTEREST UNDER FLEXIBLE PREMIUM

INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS

The One(r) Multi-Manager Annuity

______________________________________________________________

STATEMENT OF ADDITIONAL INFORMATION

______________________________________________________________

FORM N-4 PART B

May 1, 2009

This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for the Individual Flexible Premium Fixed and Variable Deferred Annuity Contracts dated May 1, 2009 (the "Contracts") and should be read in conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing AIG Annuity Insurance Company (the "Company"), at 205 E 10th Avenue, Amarillo, Texas, 79101, 1-800-424-4990.

Table of Contents

General Information 2

Types of Variable Annuity Contracts 2

Variable Annuity Contract General Provisions 2

Federal Tax Matters 3

Economic Growth and Tax Relief Reconciliation Act of 2001 3

Tax Consequences of Purchase Payments 4

Tax Consequences of Distributions 6

Special Tax Consequences - Early Distribution 8

Special Tax Consequences - Required Distributions 9

Tax-Free Rollovers, Transfers and Exchanges 10

Calculation of Surrender Charge 11

Illustration of Surrender Charge on Total Surrender 11

Illustration of Surrender Charge on a 10% Partial Surrender Followed by a Full Surrender 11

Purchase Unit Value 12

Illustration of Calculation of Purchase Unit Value 13

Illustration of Purchase of Purchase Units 13

Payout Payments 13

Assumed Investment Rate 13

Amount of Payout Payments 13

Payout Unit Value 14

Illustration of Calculation of Payout Unit Value 14

Illustration of Payout Payments 14

Distribution of Variable Annuity Contracts 15

Experts 15

Comments on Financial Statements 15

GENERAL INFORMATION

THE COMPANY

AIG Annuity Insurance Company develops, markets, and issues annuity products through niche distribution channels. We market single-premium deferred annuities to the savings and retirement markets, flexible-premium deferred annuities to the tax-qualified retirement market, and single-premium immediate annuities to the structured settlement and retirement markets. The Company distributes its annuity products primarily through financial institutions, general agents and specialty brokers. On March 1, 2002, the Company changed its name from American General Annuity Insurance Company to AIG Annuity Insurance Company.

TYPES OF VARIABLE ANNUITY CONTRACTS

The Contracts are no longer offered for sale. Previously the Company offered flexible payment deferred annuity Contracts.

Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract. Purchase Payments are invested and accumulate on a fixed or variable basis until the date the Contract Owner selects to commence annuity payments.

The majority of these Contracts were sold to individuals through financial institutions in the nonqualified market. A smaller number of these Contracts were sold in the qualified markets through 403(b) plans and certain IRA situations.

The Contracts are non-participating and will not share in any of the profits of the Company.

VARIABLE ANNUITY CONTRACT GENERAL PROVISIONS

The Contract: The entire Contract consists of the Contract, the Application, if any, and any riders or endorsements attached to the Contract. The Contract may be changed or altered only by an authorized officer of the Company. A change or alteration must be made in writing.

Misstatement of Age or Sex: If the age or sex of any Annuitant has been misstated, any Annuity benefits payable will be the Annuity benefits provided by the correct age or sex. After Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.

Modification: The Contract may be modified in order to maintain compliance with applicable state and federal law. When required, the Company will obtain the Contract Owner's approval of changes and gain approval from appropriate regulatory authorities.

Non-participating: The Contract will not share in any distribution of dividends.

Evidence of Survival: The Company may require satisfactory evidence of continued survival of any person(s) on whose life Annuity Payments are based.

Proof of Age: The Company may require evidence of age of any Annuitant or Contract Owner.

Protection of Proceeds: To the extent permitted by law, death benefits and annuity payments shall be free from legal process and the claim of any creditor if the person is entitled to them under the Contract. No payment and no amount under the Contract can be taken or assigned in advance of its payment date unless the Company receives the Contract Owner's written consent.

Reports: At least once each calendar year, the Company will furnish the Contract Owner with a report showing the Contract Value as of a date not more than four months prior to the date of mailing, and will provide any other information as may be required by law. Reports will be sent to the last known address of the Contract Owner.

Taxes: Any taxes paid to any governmental entity relating to the Contract will be deducted from the Purchase Payment or Contract Value when incurred. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Separate Account; receipt by the Company of the Purchase Payments; or commencement of annuity payments. The Company may, in its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. The Company will deduct any withholding taxes required by applicable law.

Regulatory Requirements: All values payable under the Contract, including any paid-up annuity, cash withdrawal or death benefits that may be available, will not be less than the minimum benefits required by the laws and regulations of the state in which the Contract is delivered.

FEDERAL TAX MATTERS

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances.

This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and at death.

It is the opinion of AIG Annuity and its tax counsel that a Qualified Contract described in section 403(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended ("Code" or "IRC") does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. In 1999, the Internal Revenue Service ("IRS") confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of AIG Annuity and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of AIG Annuity and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts will be offered only to non-natural persons as described in section 72 of the Code. Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts as agents for an individual).

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increases the amount of allowable contributions to and expands the range of eligible tax-free rollover distributions that may be made among Qualified Contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. However, these changes were made permanent by the Pension Protection Act of 2006 ("PPA"), Note that the laws of some states do not recognize all of the benefits of EGTRRA for purposes of applying state income tax laws.

Tax Consequences of Purchase Payments

403(b) Annuities. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions. The exclusion, however, does not apply to Roth 403(b) contributions, which are made on an after-tax basis. Roth 403(b) contributions will be referred to as elective deferrals, along with voluntary salary reduction contributions.

For 2008, your elective deferrals are generally limited to $15,500, although additional "catch-up" contributions are permitted under certain circumstances. Combined employer contributions, nonelective employee contributions and elective deferrals are generally limited to $46,000, or up to 100% of "includible compensation" as defined in the Code for 403(b) plans. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.

401(a)/(k) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee may be made on a pre-tax or an after-tax basis, depending on several factors, including whether the employer is eligible to establish a 401(k) or 414(h) contribution option, and whether the employer, if is eligible to establish a 401(k) option, has established a Roth 401(k) option under the Plan.

408(b) Individual Retirement Annuities ("408(b) IRAs" or "Traditional IRAs"). For 2008, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $5,000 or 100% of compensation ($6,000 if you are age 50 or older), and generally fully deductible in 2008 only by individuals who:

  are not active Participants in another retirement plan, and are not married;

  are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple's adjusted gross income does not exceed $159,000;

  are active Participants in another retirement plan, are unmarried, and have adjusted gross income of $53,000 or less; or

  are active Participants in another retirement plan, are married, and have adjusted gross income of $85,000 or less.

Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non-working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $10,000 or 100% of the working spouse's earned income, and no more than $5,000 may be contributed to either spouse's IRA for any year. The $10,000 limit increases to $12,000 if both spouses are age 50 or older ($1,000 for each spouse age 50 or older).

You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

  the lesser of $5,000 ($6,000 if you are age 50 or older; $10,000 for you and your spouse's IRAs, or $12,000 if you are both age 50 or older) or 100% of compensation, over your applicable IRA deduction limit.

You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

408A Roth Individual Retirement Annuities ("408A Roth IRAs" or "Roth IRAs"). For 2008, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $5,000 or 100% of compensation ($6,000 if you are age 50 or older), and a full contribution may be made only by individuals who:

  are unmarried and have adjusted gross income of less than $101,000; or

  are married and filing jointly, and have adjusted gross income of less than $159,000.

The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $159,000 and $169,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $169,000. Similarly, the contribution is reduced for those who are single with modified AGI between $101,000 and $116,000, with no contribution for singles with modified AGI over $116,000. Similarly, individuals who are married and filing separate returns and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.

All contributions to 408(b) traditional IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.

457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit if permitted by applicable state (and/or local) laws. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to either a select group of management or highly compensated employees and are independent contractors.

This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2008, if the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $15,500 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age and for governmental plans only, age-based catch-up deferrals up to $5,000 are also permitted for individuals age 50 or older. Generally, however, a participant can not utilize both the catch-up in the three years before normal retirement age, and the age 50 catch-up, in the same year.

The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.

Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform% of participating employees' compensation. Employer contributions are excludable from employees' taxable income. For 2008, the employer may contribute up to 25% of your compensation or $46,000, whichever is less. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions.

Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. The limit for 2000 and 2001 was $10,500, $11,000 in 2002, and $12,000 for 2003. This limit increases $1,000 each year until it reaches $15,000 in 2006 and is then indexed and may be increased in future years in $500 increments. In 2008, the limit is $15,500. Such plans if established by December 31, 1996, may still allow employees to make these contributions. Additionally, you may be able to make higher contributions if you are age 50 or older, subject to certain conditions.

SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2008, employee salary reduction contributions cannot exceed $10,500. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a%age of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

Nonqualified Contracts. Purchase Payments made under nonqualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of AG Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons (except for trusts or other entities as agent for an individual) however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

Unfunded Deferred Compensation Plans. Private for-profit employers may establish unfunded nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private for-profit employers that are not natural persons are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

Tax Consequences of Distributions

403(b) Annuities. Elective deferrals (including salary reduction amounts and Roth 403(b) contributions) accumulated after December 31, 1988, and earnings on such contributions, may not be distributed before one of the following:

(1) attainment of age 59 1/2;

(2) severance from employment;

(3) death;

(4) disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than certain rollover contributions, except that pre-1989 earnings included in such amounts generally will not be eligible for a hardship distribution.

As a general rule, distributions are taxed as ordinary income to the recipient in accordance with Code section 72. However, three important exceptions to this general rule are:

  distributions of Roth 403(b) contributions;

  qualified distributions of earnings on Roth 403(b) contributions and,

  other after-tax amounts in the Contract.

Distributions of Roth 403(b) contributions are tax-free. Distributions of earnings on Roth 403(b) contributions are "qualified" and if made upon attainment of age 59 1/2, upon death or disability, are tax-free as long as five or more years have passed since the first contribution to the Roth account or any Roth account under the employer's Plan. Distribution of earnings that are non-qualified are taxed in the same manner as pre-tax contributions and earnings under the Plan. Distributions of other after-tax amounts in the Contract are tax-free.

401(a)/(k) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986. The distribution restrictions for 401(k) elective deferrals in Qualified Plans are generally the same as described for elective deferrals to 403(b) annuities. The tax consequences of distributions from Qualified Plans are generally the same as described above for 403(b) annuities.

408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. The taxable value of such a conversion may take into account the value of certain benefits under the Contract. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.

408A Roth IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.

457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

Nonqualified Contracts. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.

Special Tax Consequences - Early Distribution

403(b) Annuities, 401(a)/(k) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. The taxable portion of distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

(1) death;

(2) disability;

(3) separation from service after a Participant reaches age 55 (only applies to 403(b), 401(a)/(k), 403(a));

(4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of five years or until the Participant attains age 59 1/2, and distributions that do not exceed the employee's tax-deductible medical expenses for the taxable year of receipt.

Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the Plan may be subject to a 25% penalty, rather than a 10% penalty.

Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

  distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;

  distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

  distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

408A Roth IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to an additional 10% penalty tax if the distribution of those contributions is made within five years of the rollover/conversion.

457 Plans. Distributions generally may be made under an EDCP prior to separation from service only upon attainment of age 70 1/2 for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

Nonqualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a nonqualified Contract, unless the distribution is:

(1) to a Beneficiary on or after the Contract Owner's death;

(2) upon the Contract Owner's disability;

(3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1/2;

(4) made under an immediate annuity contract, or

(5) allocable to Purchase Payments made before August 14, 1982.

Special Tax Consequences - Required Distributions

403(b) Annuities. Generally, minimum required distributions are required from both pre-tax and Roth amounts accumulated under the Contract and must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under The IRS' Uniform Life Expectancy Table reflecting the joint life expectancy of the Participant and a Beneficiary 10 years younger than the Participant, or if the Participant's spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

(i) must begin to be paid when the Participant attains age 75 or retires, whichever is later; and

(ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of section 403(b)(10).

At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period no longer than the designated Beneficiary's life expectancy.

A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides. If you purchase the Contract with, or subsequently add, the IncomeLock or other enhanced benefit option, the calculation of the required minimum distribution will include the value of the IncomeLock living benefit or other enhanced benefit and may increase the amount of the required minimum distribution.

401(a/(k) and 403(a) Qualified Plans. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

(1) there is no exception for pre-1987 amounts; and

(2) there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

408A Roth IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a)/(k) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner's lifetime, but generally do apply at the Contract Owner's death.

A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs.

Nonqualified Contracts. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner's lifetime, and generally do not limit the duration of annuity payments.

At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed.

Tax-Free Rollovers, Transfers and Exchanges (Please see the EGTRRA information above)

403(b) Annuities. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts and, with the exception of distributions to and from Roth 403(b) accounts, tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs are permitted under certain circumstances. Distributions from Roth 403(b) accounts may be rolled over or transferred to another Roth 403(b) account or rolled over to a Roth IRA or a Roth 401(k).Roth 403(b) accounts may only receive rollover contributions from other Roth accounts.

401(a)/(k) and 403(a) Qualified Plans. The taxable portion of certain distributions, except for distributions from Roth accounts, may be rolled over tax-free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP. The rollover/ transfer rules for Qualified plans are generally the same as described for 403(b) Annuities,

408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a) or 403(a)/(k) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.

408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A Roth IRA by individuals who:

(i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

(ii) are not married filing separately.

Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/401(k)/403(a) Qualified Plans, or 408(b) IRAs are permitted under certain circumstances.

Nonqualified Contracts. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.

CALCULATION OF SURRENDER CHARGE

The surrender charge is discussed in the prospectus under "Fees and Charges - Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

Illustration of Surrender Charge on Total Surrender

Transaction History
Date	Transaction	Amount
2/1/96	Purchase Payment	$15,000
2/1/97	Purchase Payment	5,000
2/1/98	Purchase Payment	15,000
2/1/99	Purchase Payment	2,000
2/1/00	Purchase Payment	3,000
2/1/01	Purchase Payment	4,000
7/1/01	Total Purchase Payments	44,000
	(Assumes Account Value is $50,000)

Assume the Account Value at the time of full withdrawal is $50,000 (7/1/01). 10% of $50,000 ($5,000) is not subject to Surrender Charge.

The total Surrender Charge is:

(15,000 - 5,000) * 2% + 5,000 * 4% + 15,000 * 5% + 2,000 * 5% + 3,000 * 7% + 4,000 * 7% = $1,740.

Illustration of Surrender Charge on a 10% Partial Surrender Followed by a Full Surrender

Transaction History (Assumes No Interest Earned)
Date	Transaction	Amount
2/1/96	Purchase Payment	$15,000
2/1/97	Purchase Payment	5,000
2/1/98	Purchase Payment	15,000
2/1/99	Purchase Payment	2,000
2/1/00	Purchase Payment	3,000
2/1/01	Purchase Payment	4,000
7/1/01	10% Partial Surrender	3,900
	(Assumes Account Value is $39,000)
8/1/01	Full Surrender

a. Since this is the first partial surrender in this contract year, calculate free withdrawal amount (10% of the value as of the date of withdrawal).

10% * 4,400 = $4,400 (no charge on this 10% withdrawal)

b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated is $44,000 - $4,400 = $39,600

c. The Surrender Charge is

(15,000-4,000 * 2% + 5,000 * 4% + 15,000 * 5% + 2,000 * 5% + 3,000 * 7% + 4,000 * 7% = $1,752.

d. Assume that the $30 Account Maintenance Charge does not apply.

e. Assume that the 1% Bonus has not been credited to any Purchase Payments.

__________

* These calculations refer to the following surrender charge table:

Number of Years Since Date of Purchase Payment	Charge as % of Purchase Payment Withdrawn
1	7%
2	7%
3	5%
4	5%
5	4%
6	2%
7+	0%

PURCHASE UNIT VALUE

Purchase Unit value is discussed in the prospectus under "Purchase Period." The Purchase Unit value for a Division is calculated as shown below:

Step 1: Calculate the gross investment rate:
Gross Investment Rate
=	(equals) The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/	(divided by) The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:
Net Investment Rate
=	(equals) Gross Investment Rate (calculated in Step 1)
-	(minus) Separate Account charges.

Step 3: Determine Purchase Unit Value for that day.
Purchase Unit Value for that day.
=	(equals) Purchase Unit Value for immediate preceding day.
x	(multiplied by) Net Investment Rate (as calculated in Step 2) plus 1.00.

The following illustrations show a calculation of new Purchase Unit value and the purchase of Purchase Units (using hypothetical examples):

Illustration of Calculation of Purchase Unit Value

1. Purchase Unit value, beginning of period	$ 1.800000
2. Value of Fund share, beginning of period	$ 21.200000
3. Change in value of Fund share	$ .500000
4. Gross investment return (3)/(2)	.023585
5. Daily separate account fee*	.000025
*Mortality and expense risk fee and administration and distribution fee of 0.90% per annum used for illustrative purposes (assumes that no optional separate account charges are deducted.
6. Net investment return (4)-(5)	.023560
7. Net investment factor 1.000000+(6)	1.023560
8. Purchase Unit value, end of period (1) X (7)	1.842408

Illustration of Purchase of Purchase Units

1. First Periodic Purchase Payment	$100.00
2. Purchase Unit value on effective date of purchase (see Example 3)	$1.800000
3. Number of Purchase Units purchased (1))(2)	55.556
4. Purchase Unit value for valuation date following purchase (see Example 3)	$ 1.842408
5. Value of Purchase Units in account for valuation date following purchase (3) X (4)	$ 102.36

PAYOUT PAYMENTS

Assumed Investment Rate

The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3% per annum. The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of A.G. Separate Account A.

Amount of Payout Payments

The amount of the first variable Payout Payments to the Annuitant will depend on the amount of the Account Value applied to effect the variable payout as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

The Contracts contain tables indicating the dollar amount of the first Payout Payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%.

The portion of the first monthly variable Payout Payment derived from a Division of A.G. Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

In any subsequent month, the dollar amount of the variable Payout Payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the 3% or other Assumed Investment Rate referred to above.

Therefore, the dollar amount of variable Payout Payments after the first will vary with the amount by which the net investment return is greater or less than 3% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 2%age points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2%age points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first three payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

Payout Unit Value

The value of a Payout Unit is calculated at the same time that the value of a Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See the "Purchase Period" section in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under the "Payout Period" section.

The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

Illustration of Calculation of Payout Unit Value
1. Payout Unit value, beginning of period	$ .980000
2. Net investment factor for Period (see Example 3)	1.023558
3. Daily adjustment for 3% Assumed Investment Rate	.999906
4. (2)H(3)	1.023462
5. Payout Unit value, end of period (1)H(4)	$ 1.002993

Illustration of Payout Payments
1. Number of Purchase Units at Payout Date	10,000.00
2. Purchase Unit value (see Example 3)	$ 1.800000
3. Account Value of Contract (1)H(2)	$ 18,000.00
4. First monthly Payout Payment per $1,000 of Account Value	$ 5.63
5. First monthly Payout Payment (3)H(4))1,000	$ 101.34
6. Payout Unit value (see Example 10)	$ .980000
7. Number of Payout Units (5))(6)	103.408
8. Assume Payout Unit value for second month equal to	$ .997000
9. Second monthly Payout Payment (7)H(8)	$ 103.10
10. Assume Payout Unit value for third month equal to	$ .953000
11. Third monthly Payout Payment (7)H(10)	$ 98.55

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the Financial Industry Regulatory Authority (FINRA). In some cases the broker-dealers are exempt from registration. The principal underwriter for A.G. Separate Account A is American General Distributors, Inc. ("Distributor"). Distributor was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, the Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. Distributor is a Delaware corporation organized in 1994 and is a member of FINRA.

The broker-dealers whose agents sell the Contracts will be compensated for such sales by commissions ranging up to 7% of each Purchase Payment. The Company may from time to time pay a trail commission to the licensed agents who sell the Contracts. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to A.G. Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.)

Pursuant to its underwriting agreement with Distributor and A.G. Separate Account A, the Company reimburses Distributor for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 2006, 2007 and 2008 were $____, $____, and $____, respectively. Distributor retained $0 in Commissions for the years 2006, 2007 and 2008.

EXPERTS

[To be filed by amendment.]

COMMENTS ON FINANCIAL STATEMENTS

The financial statements of AIG Annuity Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

PART A: None

PART B: To be filed by amendment.

PART C: None

(b) Exhibits

(1) American General Annuity Insurance Company Board of Directors resolution authorizing the establishment of A. G. Separate Account A. (1)

(2) None

(3) Principal Underwriter's Agreement. (1)

(4) Individual Fixed and Variable Deferred Annuity Contract. (2)

(5) (i) Application Form. (2)

(ii) Specimen Form of Florida Application for Individual Variable Annuity Form. (7)

(iii) Specimen Form of Investment Allocation Form for Individual Variable Annuity. (7)

(iv) Specimen Form of Variable Annuity Dollar Cost Averaging Form. (8)

(6) (i) Amended and Restated Articles of Incorporation of American General Annuity Insurance Company. (4)

    Restated Bylaws of American General Annuity Insurance Company. (4)

    Articles of Amendment changing the name of the Corporation from American General Annuity Insurance Company to AIG Annuity Insurance Company (8)

(7) None

(8) (i) Form of Participation Agreement between American General Annuity Insurance Company, American General Series Portfolio Company and The Variable Annuity Life Insurance Company. (3)

(ii) (A) Form of Participation Agreement between American General Annuity Insurance Company, Banc One Investment Advisors Corporation, Nationwide Advisory Services, Inc. and Nationwide Investors Service, Inc. (3)

    Form of Amendment to Fund Participation Agreement between American General Annuity Insurance Company One Group Investment Trust, Banc One Investment Advisors Corporation and One Group Administrative Services, Inc. dated January 1, 2000. (4)

(iii) (A) Participation Agreement between American General Annuity Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management Inc. dated February 25, 1999. (3)

(B) Form of Administrative Services Agreement between American General Annuity Insurance Company and Van Kampen Asset Management Inc. (4)

(iv) Form of Amendment No. 1 to Participation Agreement between American General Annuity Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management Inc. (3)

(v) (A) Participation Agreement by and among A I M Variable Insurance Funds, Inc., A I M Distributors, Inc. American General Annuity Insurance Company and AGA Brokerage Services, Inc. dated November 23, 1998. (3)

(B) Form of Administrative Services Agreement between American General Annuity Insurance Company and A I M Advisors, Inc. (4)

(vi) (A) Form of Amendment No. 1 to Participation Agreement between A I M Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Annuity Insurance Company and A.G. Distributors, Inc. (formerly known as AGA Brokerage Services, Inc.). (3)

(B) Form of Amendment No. 2 to Participation Agreement between A I M Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Annuity Insurance Company and American General Distributors, Inc. (formerly known as A.G. Distributors, Inc., and AGA Brokerage Service, Inc.). (5)

(vii) (A) Participation Agreement between American General Annuity Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. dated November 23, 1998. (3)

(B) Form of Administrative Services Agreement between OppenheimerFunds, Inc. and American General Annuity Insurance Company. (4)

    Amendment No. 1 to Participation Agreement between American General Annuity Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. dated November 23, 1998. (3)

    Form of Amendment No. 2 to Participation Agreement between American General Annuity Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (3)

    Form of Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and American General Annuity Insurance Company dated May 1, 2000. (4)

    Form of Administrative Services Agreement between American General Annuity Insurance Company and Franklin Templeton Services, Inc. (4)

    Form of First Amendment to Administrative Services Agreement between American General Annuity Insurance Company and Franklin Templeton Services, Inc. (5)

(xiii) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds, Corp. and American General Annuity Insurance Company, dated November 15, 2000. (6)

(9) Not applicable.

(10) Consent of Independent Auditors. (To be filed by amendment)

(11) None

(12) None

(13) Not applicable.

(14) Power of Attorney. (Filed Herewith)

_______________________

(1) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-86464) of A.G. Separate Account A filed on April 29, 1999, Accession Number 0000950129-99-001838.

(2) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-86464) of WNL Separate Account A (now A.G. Separate Account A) filed on May 26, 1998, Accession Number 0000928389-98-000140.

(3) Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-70801) of A.G. Separate Account A filed on July 16, 1999, Accession Number 0000950129-99-003204.

(4) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70801) of A.G. Separate Account A filed on April 18, 2000, Accession Number 0000950129-00-002148.

(5) Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-67605) of A.G. Separate Account A filed on June 29, 2000, Accession Number 0000950129-00-003490.

  Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-86464) of A.G. Separate Account A filed on November 3, 2000, Accession Number 0000950129-00-005239.

  Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-70801) of A.G. Separate Account A filed on April 20, 2001, Accession Number 0000950129-01-002199.

  Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-70801) of A.G. Separate Account A filed on April 29, 2002, Accession Number 0000950129-02-002148.

Item 25. Directors and Officers of the Depositor

The directors and principal officers of the depositor are listed below. The business address of each director and officer is 2929 Allen Parkway, Houston, Texas 77019, except where otherwise indicated.

Name and Principal Positions and Offices

Business Address with the Depositor

Jay Wintrob ** Director (Chairman of the Board)

Bruce R. Abrams Director, President and Chief Executive Officer

Sharla A. Jackson Director, Executive Vice President - Operations

Christopher J Swift **** Director

Michael J. Akers Director, Senior Vice President & Chief Actuary

Leslie K. Bates Senior Vice President

Lillian Caliman Senior Vice President & Divisional Chief Information Officer

Jim Coppedge Director, Senior Vice President and General Counsel

David H. den Boer Senior Vice President & Chief Compliance Officer

N. Scott Gillis *** Director, Senior Vice President & Chief Financial Officer

Kathleen M. McCutcheon Director, Senior Vice President - Human Resources

Stephen J. Poston Chief Operating Officer

Kellie Richter Senior Vice President - Marketing Strategies

Robert E. Steele * Senior Vice President - Specialty Products

Kenneth R. Story Senior Vice President - Information Technology

Dori A. Artis Vice President

David E. Ballard Vice President

J. Elizabeth Barton Vice President

Gregory Stephen Broer Vice President - Actuarial

Richard A. Combs Vice President - Actuarial

Neil J. Davidson Vice President - Actuarial

Donald L. Davis Vice President

Robin F. Farris Vice President - New Business - AIG Annuity

Marysue E. Fitzsimmons Vice President

Daniel Fritz Vice President - Actuarial

Marc Gamsin ** Vice President

Tracey E. Harris Vice President - Annuity Products

David W. Hilbig Vice President - Education Services & Marketing Communications

Dave Jorgensen Vice President and Controller

Ted G. Kennedy Vice President - Government Relations

Gary Kleinman Vice President

Lou McNeal Vice President and Treasurer

Michael E. Mead Vice President

Greg Outcalt ** Vice President

Rembert R. Owen, Jr. Vice President & Assistant Secretary

Michele Hansen Powers Vice President - Implementation

Connie E. Pritchett * Vice President - Compliance

Phillip W. Schraub Vice President

Brim Stonebraker Vice President

Katherine Stoner Vice President & Secretary

Russell Lessard Chief AML Officer

William Fish Investment Officer

Troy Fukumoto Investment Officer

Roger E. Hahn Investment Officer

Locklan O. McNew Investment Officer

Craig R. Mitchell Investment Officer

Alan Nussenblatt Investment Officer

W. Larry Mask Real Estate Investment Officer & Assistant Secretary

Dan Cricks Tax Officer

Debra L. Herzog Assistant Secretary

Christine A. Nixon ** Assistant Secretary

Paula G. Payne Assistant Secretary

John Fleming Assistant Treasurer

Paul Hoepfl Assistant Treasurer

Linda L. Pinney Assistant Vice President

Melinda Ackerman Administrative Officer

Robert C. Bauman Administrative Officer

Debbie G. Fewell Administrative Officer

David Green Administrative Officer

Wendy Green Administrative Officer

John Griggs Administrative Officer

Randy Hansen Administrative Officer

Ted D. Hennis Administrative Officer

Kathleen Janos Administrative Officer

David Malleck Administrative Officer

Jill A. Nieskes Administrative Officer

Carolyn Roller Administrative Officer

Cynthia Short Administrative Officer

Susan Skaggs Administrative Officer

Diana Smirl Administrative Officer

Thomas M. Ward Administrative Officer

* 205 East 10th St., Amarillo, Texas 79109

** 1 SunAmerica Center, Los Angeles, California 90067

*** 21650 Oxnard Ave., Woodland Hills, California 91367

**** 70 Pine Street, New York, New York 10270

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of AIG Annuity Life Insurance Company (Depositor). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). For a listing of persons directly or indirectly controlled by or under common control with the Depositor or the Registrant, see Exhibit 21in AIG's Form 10-K, SEC file number 001-08787, Accession No. 0000950123-08-002280, filed February 28, 2008.

Item 27. Number of Contract Owners

As of December 31, 2008, there were 1,132 Contract Owners, of which 289 were owners of Qualified Contracts offered by this Registration Statement and 843 were owners of Non-Qualified Contracts offered by this Registration Statement.

Item 28. Indemnification

The Bylaws (Article VI - Section 1) of the Company provide that:

The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys, fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of NOLO CONTENDERE or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Registrant's principal underwriter, American General Distributors, Inc., also acts as principal underwriter for affiliated entities of AIG Annuity Insurance Company.

(b) The directors and principal officers of the principal underwriter are shown below. Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

Position and Offices

With Underwriter

Name and Principal American General

Business Address Distributors, Inc.

Evelyn Curran Director, President & Chief Executive Officer

Thomas G. Norwood Executive Vice President

David H. den Boer Director, Senior Vice President & Assistant Secretary

Katherine Stoner Director and Secretary

Krien VerBerkmoes Chief Compliance Officer

John Reiner Chief Financial Officer and Treasurer

Paul Hoepfl Assistant Treasurer

Louis V. McNeal Assistant Treasurer

Debra L. Herzog Assistant Secretary

Paula Payne Assistant Secretary

Daniel R. Cricks Tax Officer

Robert C. Bauman Administrative Officer

Tom Ward Administrative Officer

(c) American General Distributors, Inc. is the principal underwriter for A.G. Separate Account A. The licensed agents who sell the Flexible Payment Variable and Fixed Individual Deferred Annuity Contracts are compensated for such sales by commissions paid by AIG Annuity Insurance Company. These commissions do not result in any charge to A.G. Separate Account A or to Contract Owners, Annuitants or Beneficiaries, as those terms are defined in Flexible Payment Variable and Fixed Individual Deferred Annuity Contracts, in addition to the charges described in the prospectuses for such Contracts.

Item 30. Location of Records

All records referenced under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained and are in the custody of AIG Annuity Insurance Company at its principal executive office located at 2929 Allen Parkway, Houston, Texas 77019 and at our Annuity Service Center, located at 205 E. 10th Avenue, Amarillo, Texas 79101.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. AIG Annuity Insurance Company ("Company"), hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

Representations

(1) The Company hereby represents that it is relying upon Investment Company Act Rule 6c-7. The Company further represents that paragraphs (a) - (d) of Rule 6c-7 have been complied with.

(2) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b) (11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b) (11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b) (11) to the attention of the potential participants; and

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b) (11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, A.G. Separate Account A has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 27th day of February, 2009.

A. G. SEPARATE ACCOUNT A

(Registrant)

BY: AIG ANNUITY LIFE INSURANCE

COMPANY

(On behalf of the Registrant and itself)

BY: /s/KATHERINE STONER

Katherine Stoner

Vice President, Deputy General Counsel and Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature Title Date

Director

Jay S. Wintrob Chairman of the Board

* Director and Chief February 27, 2009

Bruce R. Abrams Chief Executive Officer

* Director, Senior Vice February 27, 2009

Michael J. Akers President & Chief Actuary

/s/ JIM COPPEDGE Director, Senior Vice February 27, 2009

Jim Coppedge President and General Counsel

Director and Principal

N. Scott Gillis Chief Financial Officer

* Director and February 27, 2009

Sharla A. Jackson Executive Vice President

* Director, Senior Vice February 27, 2009

Kathleen M McCutcheon President - Human Resources

* Director February 27, 2009

Christopher J. Swift

/s/DAVID JORGENSEN Vice President and February 27, 2009

David Jorgensen Controller

(Principal Accounting Officer)

*/s/ KATHERINE STONER February 27, 2009

Katherine Stoner

Attorney-in- Fact

Exhibit Index

14. Power of Attorney